Commitment and Contingencies - Additional Information (Detail)			12 Months Ended
	Dec. 31, 2013 Network Infrastructure and Buildings USD ($)	Dec. 31, 2013 Network Infrastructure and Buildings CNY	Dec. 31, 2013 Office USD ($)	Dec. 31, 2013 Office CNY	Dec. 31, 2012 Office CNY	Dec. 31, 2011 Office CNY	Dec. 31, 2013 IDC Facilities USD ($)	Dec. 31, 2013 IDC Facilities CNY	Dec. 31, 2012 IDC Facilities CNY	Dec. 31, 2011 IDC Facilities CNY	Dec. 31, 2013 Obligations related to the entity's directors and officers USD ($)	Dec. 31, 2013 Obligations related to the entity's directors and officers CNY	Dec. 31, 2012 Obligations related to the entity's directors and officers CNY
Commitments and Contingencies Disclosure [Line Items]
Capital commitments contracted not yet reflected in financial statements	$ 257,690,000	1,560,000,000
Total operating lease expense			47,010,000	284,580,000	196,590,000	137,080,000	320,470,000	1,940,000,000	1,070,000,000	626,440,000
Fair value of indemnification obligations related to the entity's directors and officers											$ 0	0	0